HST Taxes Payable - Components of Provision for Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current Taxes
Deferred Taxes
Total Income Tax Expense (Benefit)	$ 0	$ 0